UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [  ]; Amendment Number:
      This Amendment (Check only one):        [ ] is a restatement
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Intel Technology Asia Pte Ltd
8 Cross Street # 11-00
PWC Building
SINGAPORE 048424

Form 13F File Number: 028-14014

Person Signing this Report on Behalf of Reporting Manager:

Tiffany Doon Silva, Director, (408) 765-3852
_______________________________________________________________________________

ATTENTION--Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
_______________________________________________________________________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place and Date of Signing:

/s/ Tiffany Doon Silva    Santa Clara, California
-----------------------   November 09, 2010

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

                             Form 13F SUMMARY PAGE

                      REPORTING MANAGER: INTEL CORPORATION

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     0

Form 13F Information Table Value Total:     $0
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       Form 13F File Number     Name

1.     028-04527                Intel Corporation